Related party transactions (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of transaction detailed in consolidated financial statements

In addition to the transactions detailed elsewhere in these consolidated financial statements, the Group had the following transactions with related parties during the year:-

	2025	2025	2024	2023
	US$	HK$	HK$	HK$

Sales of goods to related companies
- related companies (Note (a))	1,217,068	9,472,803	11,192,830	-
- a related company (Note (b))	-	-	-	22,298
- a related company (Note (c))	781	6,081	-	9,432
Rental income received related companies (Note (a))	134,828	1,049,405	626,517	-
Rental expenses to related companies (Note (a))	22,356	174,000	14,500	-
Rental expenses to related companies (Note (b))	588,506	4,580,520	3,715,200	4,188,400
Loan interest expenses to directors	284,369	2,213,331	-	-
Loan interest expenses to related companies (Note (b))	203,952	1,587,422	1,950,246	2,285,985
Storage expenses to related company (Note (b))	14,014	109,073	104,011	113,142
Management fee income from related companies (Note (a))	1,902,920	14,811,000	13,799,000	-

The above transactions were made at prices and terms in the normal course of business as agreed between the parties.

Note:

(a)	These are the related companies to the Group because some of the directors of the Group are part of the shareholders or ultimate shareholder in these related companies.

(b)	These are related companies to the Group because some of the directors of the Group, are the close family member of the shareholder or ultimate shareholder in this related company.

(c)	This is a related company to the Group because one of the directors of the Group, is a close family member of one of the shareholders in this related company.

Schedule of compensation of key management

Compensation of key management personnel of the Group during the year was as follows:-

	2025	2025	2024	2023
	US$	HK$	HK$	HK$

Short-term employee benefits
- other emoluments	827,610	6,441,539	4,508,852	7,680,000
Employer’s contribution to defined contribution plans	13,298	103,500	76,500	108,000

	840,908	6,545,039	4,585,352	7,788,000